Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments and hedge accounting
Schedule of derivative financial instruments
	December 31, 2025			December 31, 2024
(€ million)	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
Non-hedging derivatives
Derivatives on interest rate
- Interest rate swap	41	18	2	20	27	2
- Other	1		2
	42	18		20	27
Derivatives on exchange rate
- Currency swap	26	72	2	233	33	2
- Interest currency swap	5	2	2		125	2
- Outright		11	2	3	24	2
	31	85		236	182
Derivatives on commodities
- Over the counter	633	767	2	632	923	2
- Future	816	999	1	1,429	1,538	1
- Options	11	22	1	61	111	2
- Other	6		2		8	2
	1,466	1,788		2,122	2,580
	1,539	1,891		2,378	2,789
Fair value hedge derivatives
Derivatives on interest rate
- Interest rate swap	38		2	42		2
	38			42
Derivatives on exchange rate
- Outright				2		1
				2
	38			44
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	167		2	20	335	2
- Future	256	89	1	28	421	1
- Other	5	105	2
	428	194		48	756
	428	194		48	756
Options
- Other options		21	2		37	2
		21			37
Gross amount	2,005	2,106		2,470	3,582
Offsetting	(1,133)	(1,133)		(1,508)	(1,508)
Net amount	872	973		962	2,074
- current	791	827		874	1,921
- non-current	81	146		88	153

Schedule of hedging derivative instruments
	December 31, 2025			December 31, 2024
(€ million)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	1,506	448	2	1,753	(524)	13
- Future	3,472	184	1	3,375	(499)	13
	4,978	632	3	5,128	(1,023)	26
Other cash flow hedge derivatives
- Other				348	(12)
				348	(12)
	4,978	632	3	5,476	(1,035)	26
Fair value hedge derivatives
Derivatives on interest rate
- Interest rate swap	1,962	(4)		1,981	42	1
	1,962	(4)		1,981	42	1
Derivatives on exchange rate
- Outright				43	2
				43	2
	1,962	(4)		2,024	44	1

Schedule of breakdown of underlying asset or liability under cash flow hedge and fair value hedge
	December 31, 2025			December 31, 2024
(€ million)	Change of the underlying item used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments	Change of the underlying item used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments
Cash flow hedge derivatives
Commodity price risk
- Planned sales	(600)	10	(233)	1,023	(850)	(123)

Other cash flow hedge derivatives
- hedged flows	(26)	24		12	(12)
	December 31, 2025			December 31, 2024
(€ million)	Nominal amount of the underlying item	Cumulative changes of the underlying item	Changes of the underlying item	Nominal amount of the underlying item	Cumulative changes of the underlying item	Changes of the underlying item
Fair value hedge derivatives
Derivatives on interest rate
- Financial liabilities	2,008	39	(5)	2,066	44	44

Derivatives on exchange rate
- Investments				43	(2)	(2)

Schedule of effects recognized in other operating profit (loss)
(€ million)	2025	2024	2023
Net income (loss) on cash flow hedging derivatives	3	26	6
Net income (loss) on other derivatives	638	(378)	472
	641	(352)	478

Schedule of effects recognized in finance income (loss)
(€ million)	2025	2024	2023
Derivatives on exchange rate	(86)	310	(63)
Derivatives on interest rate	6	(32)	2
	(80)	278	(61)